Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Exit costs, environ-mental and other similar items	$ 63,851	$ 56,441	$ 45,322
Employee related and benefit items	141,974	141,670	109,254
Other items	116,302	112,149	105,904
Total deferred tax assets	322,127	310,260	260,480
Deferred tax liabilities:
Depreciation and amortization	241,101	227,765	214,696
LIFO inventories	89,330	67,835	60,122
Other items	33,433	44,378	68,709
Total deferred tax liabilities	363,864	339,978	343,527
Net deferred tax liabilities	41,737	29,718	83,047
Current:
Federal	399,677	308,283	229,997
Foreign	30,145	53,045	42,543
State and local	60,319	50,049	33,082
Total current	490,141	411,377	305,622
Deferred:
Federal	13,505	(14,974)	30,384
Foreign	(10,752)	(7,361)	(9,041)
State and local	2,223	3,297	6,432
Total deferred	4,976	(19,038)	27,775
Total provisions for income taxes	$ 495,117	$ 392,339	$ 333,397